SHARE BASED COMPENSATION (Tables)	9 Months Ended
Sep. 30, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Activity for Shares
The following table summarizes activity relating to carry units:

	Number of Time Vesting Awards	Number of Performance Based Vesting Awards	Weighted Average Grant Date Fair Value
Balance, December 31, 2016	192,800,000	10,000,000	$0.37
Granted	28,025,000	—	3.14
Forfeited	(4,229,166)	—	0.37
Balance, September 30, 2017	216,595,834	10,000,000	0.71
Awards vested at September 30, 2017	—	—